Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Equity investments	4.00%	4.00%
Fixed income investments	76.00%	77.00%
Real estate investments	12.00%	12.00%
Other	8.00%	7.00%
Total composition of fair value of plan assets	100.00%	100.00%